Other Commitments and Contingencies, Concentrations and Factors that May Affect Future Operations - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Customer Concentration Risk Six Largest Customers	Mar. 31, 2010 Customer Concentration Risk Six Largest Customers	Mar. 31, 2009 Customer Concentration Risk Six Largest Customers	Mar. 31, 2011 Customer Concentration Risk NIDEC's largest customer	Mar. 31, 2010 Customer Concentration Risk NIDEC's largest customer	Mar. 31, 2009 Customer Concentration Risk NIDEC's largest customer	Mar. 31, 2011 Credit Concentration Risk	Mar. 31, 2010 Credit Concentration Risk
Commitments and Contingencies Disclosure [Line Items]
Commitments for the purchase of property, plant and equipment and other assets	$ 3,788,000	¥ 315,000,000
Guarantee of employees bank loans, amount	1,335,000	111,000,000
Guarantee of employees bank loans, maximum undiscounted amount of obligation to make future payments in the event of defaults	1,335,000	111,000,000
Guarantee of employees bank loans, current carrying amount		0
Concentration of risk percentage				36.00%	41.00%	36.00%	9.00%	11.00%	10.00%	33.00%	41.00%
Accounts receivable concentration of credit risk, amount	612,471,000,000	50,927,000,000	61,629,000,000
Product warranty addition	11,161,000	928,000,000	122,000,000
Product warranty increase decrease		¥ 806,000,000